Financial instruments, Change in Liabilities Arising from Financing Activities for Interest Bearing Loans and Finance Leases (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended		18 Months Ended
	Apr. 30, 2019	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Interest bearing loans [Roll Forward]
Beginning balance		$ 4,845.9
Draw down		0.0	$ 180.0	$ 1,043.8
Repayments	$ (200.0)	(212.6)	(372.1)	(252.9)
Ending balance		4,670.7		4,845.9
Finance Leases [Roll Forward]
Beginning balance		28.5
New leases		9.0
Repayments		(14.9)
Foreign exchange		0.9
Ending balance		23.5		28.5
Total [Roll Forward]
Beginning balance		5,025.4
Draw down/New leases		9.0
Repayments		(227.5)
Foreign exchange		(8.4)
Ending balance		4,798.5		5,025.4
Bank Loan Secured [Member]
Interest bearing loans [Roll Forward]
Beginning balance		4,996.9		1,595.2
Draw down		0.0		1,043.8
Repayments		(212.6)		(252.9)
Foreign exchange		(9.3)		10.8
Ending balance		$ 4,775.0	$ 1,595.2	$ 4,996.9